UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

July 1, 2026 to July 31, 2026

Commission File Number of issuing entity: 333-261719-07

Central Index Key Number of issuing entity: 0002010834

HYUNDAI AUTO RECEIVABLES TRUST 2024-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-261719

Central Index Key Number of depositor: 0001260125

HYUNDAI ABS FUNDING, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001541028

HYUNDAI CAPITAL AMERICA

(Exact name of sponsor as specified in its charter)

Charley Changmin Yoon

(949) 732-2825

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

33-0978453

(I.R.S. Employer Identification No. of the depositor)

3161 MICHELSON DRIVE, SUITE 1900

IRVINE, CALIFORNIA 92612

(Address of principal executive offices of the issuing entity)

(949) 732-2697

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Asset Backed Notes, Class A-1	☐	☐	☒
Asset Backed Notes, Class A-2-A	☐	☐	☒
Asset Backed Notes, Class A-2-B	☐	☐	☒
Asset Backed Notes, Class A-3	☐	☐	☒
Asset Backed Notes, Class A-4	☐	☐	☒
Asset Backed Notes, Class B	☐	☐	☒
Asset Backed Notes, Class C	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Hyundai Auto Receivables Trust 2024-A (the “Issuing Entity”) is set forth in the Monthly Servicer’s Report attached as Exhibit 99.1.

No assets securitized by Hyundai Capital America (the “Securitizer”) and held by Hyundai Auto Receivables Trust 2024-A were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from July 1, 2026 to July 31, 2026. Please refer to the Form ABS-15G filed by the Securitizer on March 1, 2024 for additional information.  The CIK number of the Securitizer is 0001541028.

Item 1A. Asset-Level Information.

The asset-level information with respect to the receivables that comprise the assets of the Issuing Entity is set forth in Exhibit 102 to the Form ABS-EE filed by the Issuing Entity on August 20, 2026 (the “Form ABS-EE”) and is incorporated by reference into this report on Form 10-D. The additional asset-level information or explanatory language for the receivables that comprise the assets of the Issuing Entity is set forth in Exhibit 103 to the Form ABS-EE and is also incorporated by reference into this report on Form 10-D.

PART II – OTHER INFORMATION

Item 10. Exhibits.

99.1	Monthly Servicer’s Report for the period from July 1, 2026 to July 31, 2026.

102	Asset Data File (incorporated by reference to Exhibit 102 to the Form ABS-EE filed by the Issuing Entity on August 20, 2026)

103	Asset Related Document (incorporated by reference to Exhibit 103 to the Form ABS-EE filed by the Issuing Entity on August 20, 2026)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: August 21, 2026	HYUNDAI ABS FUNDING, LLC (Depositor)

	By:	/s/ Charley Changmin Yoon
Name: Charley Changmin Yoon
Title: President and Secretary

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